Issued Capital - Schedule of Share Options (Details)	12 Months Ended
Apr. 30, 2025 shares $ / shares
Issued capital [abstract]
Number of options, Opening | shares	1,697,300
Number of options, Granted | shares	391,500
Number of options, Forfeited | shares	(8,750)
Number of options, Exercised | shares	(61,750)
Number of options, Closing | shares	2,018,300
Weighted average exercise price, Opening | $ / shares	$ 3.36
Weighted average exercise price, Granted | $ / shares	3.92
Weighted average exercise price, Forfeited | $ / shares	3.31
Weighted average exercise price, Exercised | $ / shares	3.07
Weighted average exercise price, Ending | $ / shares	$ 3.48